Segment Information (Q2) (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below compares Segment Profit for each of our operating segments and reconciles total Segment Profit to Net Loss for the three and six months ended June 30, 2018 (in thousands):

	Three Months Ended June 30, 2018			Six Months Ended June 30, 2018
	Owned Real Estate	Investment Management	Total	Owned Real Estate	Investment Management	Total
Total revenues	$94,899	$9,274	$104,173	$189,253	$18,119	$207,372
Property operating expenses	(14,058)	(2,843)	(16,901)	(29,516)	(5,500)	(35,016)
Real estate tax expenses	(13,076)	(250)	(13,326)	(26,038)	(435)	(26,473)
General and administrative expenses	(804)	(3,420)	(4,224)	(1,229)	(6,043)	(7,272)
Segment profit	$66,961	$2,761	69,722	$132,470	$6,141	138,611
Corporate general and administrative expenses			(9,226)			(16,639)
Depreciation and amortization			(46,385)			(92,812)
Impairment of real estate assets			(10,939)			(10,939)
Interest expense, net			(17,051)			(33,830)
Other expense, net			(197)			(304)
Net loss			$(14,076)			$(15,913)